Average Annual Total Returns - Class A C and R6 Shares - Federated Hermes International Developed Equity Fund	IS 1 Year	IS Since Inception	IS Inception Date	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions Since Inception	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares Since Inception	MSCI Europe, Australasia and Far East Index(reflects no deduction for fees, expenses or taxes) 1 Year		MSCI Europe, Australasia and Far East Index(reflects no deduction for fees, expenses or taxes) Since Inception		Morningstar Foreign Large Blend Funds Average(reflects no deduction for fees, expenses or taxes) 1 Year		Morningstar Foreign Large Blend Funds Average(reflects no deduction for fees, expenses or taxes) Since Inception
Total	14.76%	17.51%	Sep. 19, 2019	14.16%	17.00%	8.74%	13.23%	7.82%	[1]	11.80%	[1]	9.30%	[2]	13.01%	[2]

[1]	The MSCI EAFE is an equity index which captures large- and mid-cap representation across developed market countries around the world, excluding the U.S. and Canada.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated.